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                                  PRIME PLAN V

                                    Issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
              Merrill Lynch Life Variable Life Separate Account II

                         SUPPLEMENT DATED JULY 22, 1999
                                     TO THE
                          PROSPECTUS DATED MAY 1, 1999

NEW INVESTMENT DIVISIONS. Effective July 22, 1999, you can allocate premium payments and investment base to the investment divisions corresponding to:

       - the Capital Focus Fund of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds");

       -      the Global Growth Focus Fund of the Variable Series Funds;

       - the Quasar Portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund");

       - the International VIP Portfolio of the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust");

       - the Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc. (the "Mercury V.I. Funds"); and

       - a series of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trust") maturing on February 15, 2019.

The investment objectives and annual expenses of each of these funds and the Zero Trust are described in your variable life contract prospectus dated May 1, 1999. For more complete information about the funds and the Zero Trust, including the risks associated with each, please refer to their current prospectuses. Current prospectuses for the Variable Series Funds, the Alliance Fund, the Hotchkis and Wiley Trust, the Mercury V.I. Funds, and the Zero Trust were previously distributed to you with your variable life contract prospectus.

CLOSED INVESTMENT DIVISIONS. Effective July 22, 1999, you can no longer allocate premium payments and investment base to the investment divisions corresponding to:

       -      the Global Bond Focus Fund of the Variable Series Funds; and

       -      the International Equity Focus Fund of the Variable Series Funds.

However, if you have any investment base in these divisions at the time they are closed, you are not required to reallocate it to other investment divisions.

DOLLAR COST AVERAGING. Effective August 18, 1999, you can begin the optional dollar cost averaging program described in your variable life contract prospectus.

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Please retain this supplement with your variable life contract prospectus for reference. For additional information, please contact your Financial Consultant or call our Service Center at (800) 354-5333.

SUPPML-2 (7/99)